       As Filed With The Securities And Exchange Commission On July 29, 1997

                                                       REGISTRATION NO. 33-94212

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( )

                        Pre-Effective Amendment No.                  ( )
                       Post-Effective Amendment No. 1                (X)
                                      and

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ( )

                             Amendment No. 3                         (X)

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C
                          (Exact Name of Registrant)

               First Providian Life and Health Insurance Company
          (Formerly National Home Life Assurance Company of New York)
                              (Name of Depositor)

                              520 Columbia Drive
                         Johnson City, New York 13790
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number:  (607) 772-8750

                             Kimberly A. Scouller
               First Providian Life and Health Insurance Company
                            400 West Market Street
                                P.O. Box 32830
                          Louisville, Kentucky  40232
                    (Name and Address of Agent for Service)

                                  Copies to:
                           Michael Berenson, Esquire
                         Margaret E. Hankard, Esquire
                      Jorden Burt Berenson & Johnson LLP
                      1025 Thomas Jefferson Street, N.W.
                                Suite 400 East
                         Washington, D.C.  20007-0805

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        It is proposed that this filing will become effective
         (check appropriate box):
               [X] Immediately upon filing pursuant to paragraph (b)
                   of Rule 485.
                   On _____________, pursuant to paragraph
                   (b)(1)(v) of Rule 485.
                   60 days after filing pursuant to
                   paragraph (a)(1) of Rule 485.
                   On _____________,  pursuant to
                   paragraph (a)(1) of Rule 485.
                   75 days after filing pursuant to
                   paragraph (a)(2) of Rule 485.
                   On _____________, 1995 pursuant to
                   paragraph (a)(2) of Rule 485.



Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant has elected to register an indefinite amount of securities being offered pursuant to this Registration Statement. Pursuant to paragraph (b)(2) of Rule 24f-2 of the Investment Company Act of 1940, the Registrant need not file a Rule 24f-2 Notice because it did not sell any securities pursuant to such declaration during the fiscal year ended December 31, 1996.

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A


ITEM OF
-------
FORM N-4                               PROSPECTUS CAPTION
--------                               ------------------
   1.  Cover Page....................  Cover Page
   2.  Definitions...................  GLOSSARY
   3.  Synopsis......................  HIGHLIGHTS; FEE TABLE
   4.  Condensed Financial
       Information...................  Condensed Financial Information
   5.  General Description of
       Registrant, Depositor, and
       Portfolio Companies...........  First Providian Life and Health Insurance
                                       Company; First Providian Life and Health
                                       Insurance Company Separate Account C;
                                       Acacia Capital Corporation; Calvert
                                       Group, Ltd.; The Dreyfus Responsibly
                                       Invested Growth Fund, Inc.; The
                                       Portfolios; Voting Rights

   6.  Deductions....................  Charges and Deductions; FEDERAL
                                       TAX CONSIDERATIONS; FEE TABLE
   7.  General Description of
       Variable Annuity Contracts....  CONTRACT FEATURES; Distribution at Death
                                       Rules; Voting Rights; Allocation of
                                       Purchase Payments; Exchanges Among the
                                       Portfolios; Additions, Deletions, or
                                       Substitutions of Investments

   8.  Annuity Period................  Annuity Payment Options
   9.  Death Benefit.................  Death of Annuitant Prior to Annuity Date
  10.  Purchases and Contract Value..  Contract Application and Purchase
                                       Payments; Accumulated Value
  11.  Redemptions...................  Full and Partial Withdrawals; Annuity
                                       Payment Options; Right to Cancel Period
  12.  Taxes.........................  FEDERAL TAX CONSIDERATIONS
  13.  Legal Proceedings.............  Part B: Legal Proceedings
  14.  Table of Contents of the
       Statement of Additional
       Information...................  Table of Contents of the Providian Prism
                                       Annuity Statement of Additional
                                       Information


                                    PART B


ITEM OF                            STATEMENT OF ADDITIONAL
-------                            -----------------------

FORM N-4                           INFORMATION CAPTION
--------                           -------------------
15.  Cover Page..................  Cover Page
16.  Table of Contents...........  Table of Contents
17.  General Information and
     History.....................  THE COMPANY
18.  Services....................  Part A: Auditors; PART B: SAFEKEEPING OF
                                   ACCOUNT ASSETS; Distribution of the Contracts
19.  Purchase of Securities
     Being Offered...............  DISTRIBUTION OF THE CONTRACTS; Exchanges
20.  Underwriters................  DISTRIBUTION OF THE CONTRACTS
21.  Calculation of Performance
     Data........................  PERFORMANCE INFORMATION
22.  Annuity Payments............  Computations of Annuity Income Payments
23.  Financial Statements........  FINANCIAL STATEMENTS

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT C
                                   PROSPECTUS

                                    FOR THE
                        PROVIDIAN PRISM VARIABLE ANNUITY
                                   OFFERED BY
               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A NEW YORK STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                               520 COLUMBIA DRIVE
                          JOHNSON CITY, NEW YORK 13790

The Providian PRISM variable annuity contract (the "Contract"), offered through First Providian Life and Health Insurance Company (the "Company", "us", "we" or "our" and formerly, National Home Life Assurance Company of New York), provides a vehicle for investing on a tax-deferred basis in five Portfolios sponsored by Calvert Group, Ltd. ("Calvert") and one Portfolio offered by The Dreyfus Socially Responsible Growth Fund, Inc. The Contract is a group variable annuity contract and is intended for retirement savings or other long-term investment purposes.

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000. The minimum initial Purchase Payment for Qualified Contracts is $2,000 (or $50 monthly by payroll deduction). The Contract is a flexible-premium deferred annuity that provides for a Right to Cancel Period for a minimum of 10 days (20 days for replacement) plus a 5 day grace period to allow for mail delivery, during which you may cancel your investment in the Contract.

Your Net Purchase Payments for the Contract may be allocated among six Subaccounts of First Providian Life and Health Insurance Company's Separate Account C. Assets of each Subaccount are invested in one of the following Portfolios (which are contained within two open-end, diversified investment companies):

                  .Calvert Responsibly Invested Capital Accumulation Portfolio .Calvert Responsibly Invested Global Equity Portfolio .Calvert Responsibly Invested Balanced Portfolio
                  .Calvert Responsibly Invested Money Market Portfolio .Calvert Responsibly Invested Strategic Growth Portfolio .Dreyfus Socially Responsible Growth Portfolio

Your initial Net Purchase Payment(s) will, when your Contract is issued, be invested immediately in your chosen Portfolios, unless you indicate otherwise.

The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk associated with the Portfolios. Investment results for your Contract are not guaranteed.

The Contract offers a number of ways of withdrawing monies at a future date, including a lump sum payment and several Annuity Payment Options. Full or partial withdrawals from the Contract's Surrender Value may be made at any time, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes) and may be subject to a surrender charge of up to 7%. If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed and/or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

This Prospectus sets forth the information you should know before investing in the Contract. It must be accompanied by the current Prospectus for each Fund. Please read the Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by calling our Administrative Offices at 1-800-250-1828. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            The Contract is available only in the State of New York.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

               The date of this Prospectus is July 31, 1997.

                                                               FM-1164 (NY)

                               TABLE OF CONTENTS

                                                                            Page
GLOSSARY...................................................................   2
HIGHLIGHTS.................................................................   5
FEE TABLE..................................................................   7
Condensed Financial Information............................................   9
Financial Statements.......................................................   9
Performance Measures.......................................................   9
Additional Performance Measures............................................   9
Yield and Effective Yield..................................................  10
The Company and the Separate Account.......................................  11
Acacia Capital Corporation.................................................  11
Calvert Group, Ltd.........................................................  12
The Dreyfus Socially Responsible Growth Fund, Inc..........................  12
The Portfolios.............................................................  12
CONTRACT FEATURES..........................................................  13
  Right to Cancel Period...................................................  13
  Contract Application and Purchase Payments...............................  13
  Purchasing by Wire.......................................................  14
  Allocation of Purchase Payments..........................................  14
  Charges and Deductions...................................................  14
  Accumulated Value........................................................  16
  Exchanges Among the Portfolios...........................................  16
  Full and Partial Withdrawals.............................................  16
  Systematic Withdrawal Option.............................................  17
  Dollar Cost Averaging Option.............................................  17
  IRS-Required Distributions...............................................  18
  Minimum Balance Requirement..............................................  18
  Designation of an Annuitant's Beneficiary................................  18
  Death of Annuitant Prior to Annuity Date.................................  19
  Annuity Date.............................................................  19
  Lump Sum Payment Option..................................................  19
  Annuity Payment Options..................................................  19
  Deferment of Payment.....................................................  21
FEDERAL TAX CONSIDERATIONS.................................................  21
GENERAL INFORMATION........................................................  26

                                   GLOSSARY

Accumulation Unit - A measure of your ownership interest in the Contract prior to the Annuity Date.

Accumulation Unit Value - The value of each Accumulation Unit which is calculated each Valuation Period.

Accumulated Value - The value of all amounts accumulated under the Contract prior to the Annuity Date.

Adjusted Death Benefit - The sum of all Net Purchase Payments made during the first six Contract Years, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

Annual Contract Fee - The $30 annual fee charged by the Company to cover the cost of administering each Contract. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount.

Annuitant - The person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuitant's Beneficiary - The person(s) to whom any benefits are due upon the Annuitant's death prior to the Annuity Date.

Annuity Date - The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

Annuity Payment - One of a series of payments made under an Annuity Payment Option.

Annuity Payment Option - One of several ways in which withdrawals from the Contract may be made. Under a Fixed Annuity Option (see "Annuity Payment Options," page 19), the dollar amount of each Annuity Payment does not change over time. Under a Variable Annuity Option (see "Annuity Payment Options," page 19), the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose. Annuity Payments are based on the Contract's Accumulated Value as of 10 Business Days prior to the Annuity Date.

Annuity Unit - Unit of measure used to calculate Variable Annuity Payments (see "Annuity Payment Options," page 19).

Annuity Unit Value - The value of each Annuity Unit which is calculated each Valuation Period.

Business Day - A day when the New York Stock Exchange is open for trading.

Company ("we", "us", "our") - First Providian Life and Health Insurance Company, a New York stock company.

Contract - The group flexible premium variable annuity contract described in this Prospectus, participation in which will be evidenced by a certificate issued to the Contract Owner.

Contract Anniversary - Any anniversary of the Contract Date.

Contract Date - The date of issue of this Contract.

Contract Owner ("you", "your") - The person or persons designated as the Contract Owner in the Contract application. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, make permitted withdrawals and Exchanges among Subaccounts.

Contract Year - A period of 12 months starting with the Contract Date or any Contract Anniversary.

Death Benefit - The greater of the Contract's Accumulated Value on the date the Company receives due Proof of Death of the Annuitant or the Adjusted Death Benefit.

Exchange - One Exchange will be deemed to occur with each voluntary transfer from any Subaccount.

Funds - Each of (i) Acacia Capital Corporation, a diversified, open-end management investment company incorporated in Maryland and sponsored by Calvert Group, Ltd., and (ii) The Dreyfus Socially Responsible Growth Fund, Inc., an open-end, diversified management investment company incorporated under Maryland law. The Separate Account invests in the Portfolios of the Funds.

General Account - The account which contains all of our assets other than those held in our separate accounts.

Net Purchase Payment - Any Purchase Payment less the Premium Tax, if any.

Non-Qualified Contract - A Contract which does not qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the "Code").

Owner's Designated Beneficiary - The person to whom ownership of this Contract passes upon the Contract Owner's death, unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit. (Note: this transfer of ownership to the Owner's Designated Beneficiary will generally not be subject to probate, but will be subject to estate and inheritance taxes. Consult with your tax and estate adviser to be sure which rules will apply to you.)

Payee - The Contract Owner, Annuitant, Annuitant's Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Portfolio - A separate investment portfolio of the Funds. The Funds currently offer six Portfolios in the Providian PRISM Variable Annuity: the Calvert Responsibly Invested Money Market Portfolio ("CRI Money Market"), the Calvert Responsibly Invested Balanced Portfolio ("CRI Balanced"), the Calvert Responsibly Invested Capital Accumulation Portfolio ("CRI Capital Accumulation"), the Calvert Responsibly Invested Global Equity Portfolio ("CRI Global Equity"), and the Calvert Responsibly Invested Strategic Growth Portfolio ("CRI Strategic Growth") of Acacia Capital Corporation; and the Dreyfus Socially Responsible Growth Portfolio ("Dreyfus Socially Responsible Growth") of The Dreyfus Socially Responsible Growth Fund, Inc. (each, a "Portfolio" and collectively, the "Portfolios"). In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

Premium Tax - A regulatory tax that may be assessed by your state on the Purchase Payments you make to this Contract. The amount which we must pay as Premium Tax, if any, will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

Proof of Death - (a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof of death satisfactory to the Company.

Purchase Payment - Any premium payment. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction); each additional Purchase Payment must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Qualified Contract - An annuity contract as defined under Sections 403(b) and 408(b) of the Internal Revenue Code of 1986, as amended (the "Code").

Right to Cancel Period - The period during which the Contract can be canceled and treated as void from the Contract Date.

Separate Account - That portion of First Providian Life and Health Insurance Company Separate Account C dedicated to the Contract. The Separate Account consists of assets that are segregated by First Providian Life and Health Insurance Company and, for Contract Owners, invested in the Portfolios of Acacia Capital Corporation and The Dreyfus Socially Responsible Growth Fund, Inc. The Separate Account is independent of the general assets of the Company.

Subaccount - That portion of the Separate Account that invests in shares of the Funds' Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked directly to the investment performance of one of the six Portfolios of the Funds.

Surrender Value - The Accumulated Value, less any applicable contingent deferred sales load (i.e., surrender charge) and any Premium Taxes incurred but not yet deducted.

Valuation Period - The relative performance of your Contract is measured by the Accumulation Unit Value. This value is calculated each Valuation Period. A Valuation Period is defined as the period of time between the close of business on one Business Day and the close of business on the following Business Day.

                                  HIGHLIGHTS

YOU CAN FIND DEFINITIONS OF IMPORTANT TERMS IN THE GLOSSARY (PAGE 2).

THE PROVIDIAN PRISM VARIABLE ANNUITY

The Contract provides a vehicle for investing on a tax-deferred basis in five Portfolios sponsored by Calvert Group, Ltd. and one Portfolio available through The Dreyfus Socially Responsible Growth Fund, Inc. Monies may be subsequently withdrawn from the Contract either as a lump sum or as annuity income as permitted under the Contract. Accumulated Values and Annuity Payments depend on the investment experience of the selected Portfolios. The investment performance of the Portfolios is not guaranteed. Thus, you bear all investment risk for monies invested under the Contract.

WHO SHOULD INVEST

The Contract is designed for investors seeking long term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. The Contract is offered as both a Qualified Contract and a Non-Qualified Contract. Both Qualified and Non-Qualified Contracts offer tax-deferral on increases in the Contract's value prior to withdrawal or distribution--however, Purchase Payments made by Contract Owners of Qualified Contracts may be deductible from gross income in the year such payments are made, subject to certain statutory restrictions and limitations. (See "Federal Tax Considerations," Page 21.)

INVESTMENT CHOICES

Your investment in the Contract may be allocated among several Subaccounts of the Separate Account. The Subaccounts in turn invest exclusively in five Portfolios of Acacia Capital Corporation (the "Acacia Fund") and in one Portfolio of The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Fund") available as part of the Providian PRISM variable annuity. The Acacia Fund offers five Portfolios: the CRI Money Market, CRI Balanced, CRI Capital Accumulation, CRI Global Equity, and CRI Strategic Growth. The Dreyfus Fund offers shares in Dreyfus Socially Responsible Growth. The assets of each Portfolio are separate, and each Portfolio has distinct investment objectives and policies as described in the corresponding Fund or Portfolio Prospectus.
 ........................................................................Page 12

CONTRACT OWNER

The Contract Owner is the person designated as the owner of the Contract in the Contract application. The Contract Owner may designate any person as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, and make permitted withdrawals and Exchanges among the Subaccounts.

ANNUITANT

The Annuitant is a person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

ANNUITANT'S BENEFICIARY

The Contract Owner may designate any person to receive benefits under the Contract which are payable upon the death of the Annuitant prior to the Annuity Date.

HOW TO INVEST

To invest in the Contract, please consult your adviser who will assist you in completing the Contract application. You will need to select an Annuitant. The Annuitant may not be older than age 75. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts, and $2,000 (or $50 monthly by payroll deduction) for Qualified Contracts; subsequent Purchase Payments must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. You may make subsequent Purchase Payments at any time before the Contract's Annuity
Date, as long as the Annuitant specified in the Contract is living......Page 13

ALLOCATION OF PURCHASE PAYMENTS

Your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios immediately upon our receipt thereof, IN WHICH
CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. You must fill out and send us the appropriate form or comply with other designated Company procedures if you would like to change how subsequent Net Purchase Payments are allocated....Page
14

RIGHT TO CANCEL PERIOD

The Contract provides for a Right to Cancel Period of 10 days (20 days for replacement) plus a 5 day grace period to allow for mail delivery, during which you may cancel your investment in the Contract. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract. When we receive the Contract, we will return the Accumulated Value of your Purchase Payment(s) invested in the Portfolios plus any loads, fees and/or Premium Taxes that may have been subtracted from such
amount..................................................................Page 13

EXCHANGES

You may make unlimited Exchanges among the Portfolios, provided you maintain a minimum balance of $250, except in cases where Purchase Payments are made by monthly payroll deduction, in each Subaccount to which you have allocated a portion of your Accumulated Value. No fee currently is imposed for such Exchanges, however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any Subaccount below $250, except in cases where Purchase Payments are made by monthly payroll deduction, or that remaining amount will be transferred to your other Subaccounts.............................................Page 16

DEATH BENEFIT

If the Annuitant specified in your Contract dies prior to the Annuity Date, your named Annuitant's Beneficiary will receive a Death Benefit under the Contract. The Death Benefit is the greater of your Accumulated Value or the Adjusted Death Benefit on the date we receive due proof of the Annuitant's death. During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken. The Annuitant's Beneficiary may elect to receive these proceeds as a lump sum or as Annuity Payments. If the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid, generally to the Annuitant's Beneficiary, in accordance with the
Contract...........................................................Page 19

ANNUITY PAYMENT OPTIONS

In addition to the full and partial withdrawal privileges, you may also choose to create an income stream by requesting an annuity income from us. As the Contract Owner, you may elect one of several Annuity Payment Options. By electing an Annuity Payment Option, you are asking us to systematically liquidate your annuity. We provide you with a variety of options as it relates to those payments. At your discretion, payments may be either fixed or variable or both. Fixed payouts are guaranteed for a designated period or for life (either single or joint). Variable payments will vary depending on the performance of the underlying Portfolio or Portfolios selected..........Page 19

CONTRACT AND POLICYHOLDER INFORMATION

If you have questions about your Contract, please telephone our Administrative Offices at 1-800-250-1828 between the hours of 8:00 A.M. to 5:00 P.M. Eastern time. Please have the Contract number and the Contract Owner's name ready when you call. As Contract Owner you will receive periodic statements confirming any financial transactions that take place, as well as quarterly statements and an annual statement.

CHARGES AND DEDUCTIONS UNDER THE CONTRACT

The Contract has an annual mortality and expense risk charge of 1.25%. The Contract has no front-end sales load, and Contract Owners may withdraw up to 10% of the Accumulated Value once per year without incurring a surrender charge. However, additional withdrawals are subject to a surrender charge of up to 7% during the first six Contract Years.

The Contract also includes administrative charges and policy fees which pay for administering the Contract, and management, advisory and other fees, which reflect the costs of the Funds..........................................Page 15

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of the Surrender Value of the Contract before the earlier of the Annuity Date or the Annuitant's death. Withdrawals made prior to age 59 1/2 may be subject to a 10% penalty tax.......................Page 16

                                   FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed by your state) that you would incur as an owner of a Contract (see page 14). The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Portfolios. For a complete discussion of Contract costs and expenses, see "Charges and Deductions," page 14.

CONTRACTOWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases........................................ None
Contingent Deferred Sales Load (surrender charge)......................    7%*
Exchange Fees.......................................................... None
ANNUAL CONTRACT FEE....................................................  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge...................................... 1.25%
Administrative Charge..................................................  .15%
                                                                        ----
Total Annual Separate Account Expenses................................. 1.40%

*Up to 10% of the Accumulated Value as of the last Contract Anniversary (10% of the initial Net Purchase Payment(s) during the first Contract Year) can be withdrawn once per year or pursuant to a series of systematic withdrawals, without a surrender charge (the "Penalty Free Amount"). Additional withdrawals in excess of the Penalty Free Amount in the first Contract Year, are subject to a 7% charge on the portion of the withdrawal that consists of Net Purchase Payments. The charge decreases 1% per year until after the sixth Contract Year, after which time there is no surrender charge. The total surrender charges assessed will not exceed 8.5% of the Purchase Payments under the Contract.

                           PORTFOLIO ANNUAL EXPENSES

Except as indicated, the figures below are based on expenses for fiscal year 1996. In certain cases as indicated, the figures set forth below have been restated to reflect anticipated expenses for fiscal year 1997. (The figures state expenses as a percentage of each Portfolio's average net assets after fee waivers and/or expense reimbursements, if applicable.)

                                            MANAGEMENT
                                           AND ADVISORY  OTHER   TOTAL PORTFOLIO
                                             EXPENSES   EXPENSES ANNUAL EXPENSES
                                           ------------ -------- ---------------
Calvert Responsibly Invested Balanced
 Portfolio*..............................     0.71%      0.13%        0.84%
Calvert Responsibly Invested Capital
 Accumulation Portfolio*.................     0.90%      0.46%        1.36%
Calvert Responsibly Invested Money Market
 Portfolio*..............................     0.50%      0.28%        0.78%
Calvert Responsibly Invested Global
 Equity Portfolio*.......................     1.10%      0.52%        1.62%
Calvert Responsibly Invested Strategic
 Growth Portfolio*.......................     1.71%      0.59%        2.30%
Dreyfus Socially Responsible Growth
 Portfolio**.............................     0.72%      0.24%        0.96%

*The figures above are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% for each Portfolio expected to be incurred in 1997. Management and Advisory Expenses for CRI Balanced, CRI Capital Accumulation, and CRI Strategic Growth includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55% for CRI Balanced, as high as 0.95% or as low as 0.85% for CRI Capital Accumulation, and as high as 1.85% or as low as 1.55% for CRI Strategic Growth. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.81% for CRI Balanced, 1.03% for CRI Capital Accumulation, 0.65% for CRI Money Market, 1.21% for CRI Global, and 1.84% for CRI Strategic Growth. Management and Advisory expenses for CRI Capital Accumulation, CRI Strategic Growth, and CRI Global, include an administrative service fee of 0.10%, 0.20% and 0.10%, respectively, paid to Advisor's affiliate.

**In 1996, the advisor for the Dreyfus Socially Responsible Growth Portfolio waived fees and/or reimbursed expenses; if it had not done so, the 1996 expenses would have been 0.75% for Management and Advisory Expenses, 0.24% for Other Expenses and 0.99% for Total Portfolio Annual Expenses.

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period.

                                                                           10
                                                 1 YEAR  3 YEARS 5 YEARS  YEARS
                                                 ------- ------- ------- -------
      Calvert Responsibly Invested Money Market
       Portfolio...............................  $ 86.91 $118.24 $152.23 $267.45
      Calvert Responsibly Invested Balanced
       Portfolio...............................    87.51  120.05  155.27  273.52
      Calvert Responsibly Invested Capital
       Accumulation Portfolio..................    92.71  135.66  181.17  324.54
      Calvert Responsibly Invested Global
       Equity Portfolio........................    95.30  143.37  193.86  348.99
      Calvert Responsibly Invested Strategic
       Growth Portfolio........................   102.03  163.24  226.24  409.72
      Dreyfus Socially Responsible Growth
       Portfolio...............................    88.72  123.68  161.31  285.55

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) you do not surrender your Contract or you annuitize at the end of each period.

                                                           3              10
                                                  1 YEAR YEARS  5 YEARS  YEARS
                                                  ------ ------ ------- -------
      Calvert Responsibly Invested Money Market
       Portfolio................................. $23.91 $73.51 $125.56 $267.45
      Calvert Responsibly Invested Balanced
       Portfolio.................................  24.51  75.32  128.59  273.52
      Calvert Responsibly Invested Capital
       Accumulation Portfolio....................  29.71  90.87  154.42  324.54
      Calvert Responsibly Invested Global Equity
       Portfolio.................................  32.30  98.55  167.08  348.99
      Calvert Responsibly Invested Strategic
       Growth Portfolio..........................  39.03 118.35  199.38  409.72
      Dreyfus Socially Responsible Growth
      Portfolio..................................  25.72  78.93  134.61  285.55

The Annual Contract Fee is reflected in these examples as a percentage equal to the total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.) The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. The Company may deduct Premium Taxes, if any, as they are incurred by the Company.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1996 through December 31, 1996)

                           CRI              CRI    CRI      CRI      DREYFUS
                          MONEY    CRI    CAPITAL GLOBAL STRATEGIC  SOCIALLY
                          MARKET BALANCED ACCUM.  EQUITY  GROWTH   RESPONSIBLE
                          ------ -------- ------- ------ --------- -----------
Accumulation unit value
 as of:
  12/31/96............... 10.000  10.000  10.000  10.000  10.000     10.000
Number of units
 outstanding as of:
  12/31/96...............   0       0        0      0        0          0

FINANCIAL STATEMENTS

The audited statutory basis financial statements of the Company (as well as the Independent Auditors' Report thereon) are contained in the Statement of Additional Information. No financial statements are included for the Separate Account because, as of the end of the most recent fiscal year, the Subaccounts of the Separate Account which invest in the Portfolios offered by the Providian PRISM Variable Annuity had not commenced operations with respect to the Portfolios, and consequently had no assets or liabilities.

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the CRI Money Market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

When advertising performance of the Subaccounts, the Company will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the Securities and Exchange Commission (the "SEC"), is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the actual Total Return and the actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table" above), the actual Total Return and actual Average Annual Total Return also reflect these expenses. These percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

NON-STANDARDIZED ONE YEAR RETURN

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentage reported by the Company.

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Hypothetical Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Hypothetical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

The Company may also show yield and effective yield figures for the Subaccount investing in shares of CRI Money Market. "Yield" refers to the income generated by an investment in CRI Money Market over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in CRI Money Market is assumed to be reinvested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than CRI Money Market for which the Company advertises yield, the Company shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service which ranks mutual funds and other investment companies by overall performance, investment objectives and assets. Performance may also be tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

THE COMPANY AND THE SEPARATE ACCOUNT

FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

The Company (formerly National Home Life Assurance Company of New York) is a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970, with administrative offices at 520 Columbia Drive, Johnson City, New York 13790. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 10 states and the District of Columbia. As of December 31, 1996, the Company had assets of approximately $324 million. The Company is a wholly owned subsidiary of AEGON International N.V., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON International N.V. is owned by AEGON N.V. of the Netherlands. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT C

The Separate Account was established by the Company as a separate account under the laws of the State of New York on November 4, 1994, pursuant to a resolution of the Company's Board of Directors. The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

The Separate Account has dedicated six Subaccounts to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at the discretion of the Company.

ACACIA CAPITAL CORPORATION

Acacia Capital Corporation is incorporated in Maryland and is an open-end management investment company registered under the 1940 Act. This Fund consists of several investment portfolios, including the Portfolios available as part of the Providian PRISM Variable Annuity which are designed to provide opportunities for investing in enterprises that make a significant contribution to society through their products and services and the way they do business.

CALVERT GROUP, LTD.

Calvert Group, Ltd. is the sponsor of the Acacia Capital Corporation Fund and is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group, Ltd. is one of the largest investment management firms in the Washington, D.C. area. As of December 31, 1996, Calvert Group, Ltd. managed and administered assets in excess of $5.2 billion and more than 200,000 shareholder and depositor accounts.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company, of the type commonly referred to as a mutual fund, that is intended to serve as a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of various life insurance companies. This Fund was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as this Fund's investment adviser. NCM Capital Management Group, Inc. serves as this Fund's investment sub-adviser and provides day-to-day management of this Fund's assets.

THE PORTFOLIOS (SEE ACCOMPANYING PROSPECTUSES)

FOR MORE INFORMATION CONCERNING THE RISKS ASSOCIATED WITH EACH PORTFOLIO'S INVESTMENTS, PLEASE REFER TO THE APPLICABLE UNDERLYING FUND PROSPECTUS.

THE CALVERT RESPONSIBLY INVESTED MONEY MARKET PORTFOLIO ("CRI MONEY MARKET")

This Portfolio seeks to provide the highest level of current income consistent with liquidity, safety and security of capital, by investing in money market instruments, including repurchase agreements with recognized securities dealers and banks secured by such instruments, selected in accordance with the Portfolio's investment and social criteria. CRI Money Market attempts to maintain, but cannot assure, a constant net asset value of $1.00 per share.

THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO ("CRI BALANCED")

CRI Balanced seeks to achieve a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the investment and social impact of each investment. Prior to May 1, 1995, the CRI Balanced Portfolio was called the CRI Managed Growth Portfolio. Effective February 28, 1996, the former CRI Bond Portfolio was merged into the CRI Balanced Portfolio.

THE CALVERT RESPONSIBLY INVESTED CAPITAL ACCUMULATION PORTFOLIO ("CRI CAPITAL ACCUMULATION")

CRI Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of small- to mid-sized companies that are undervalued but which demonstrate a potential for growth. The Portfolio will rely on its proprietary research to identify stocks that may have been overlooked by analysts, investors, and the media, and which generally have a market value of between $100 million and $5 billion, but which may be larger or smaller as deemed appropriate. Effective February 28, 1996, the former CRI Equity Portfolio was merged into the CRI Capital Accumulation Portfolio.

THE CALVERT RESPONSIBLY INVESTED GLOBAL EQUITY PORTFOLIO ("CRI GLOBAL EQUITY")

CRI Global Equity seeks to provide long-term growth of capital by investing primarily in the common stocks and other equity securities of companies around the world. Investments are generally broadly diversified by industry as well as by region. The Portfolio will invest in U.S. and international concerns with significant financial potential and which are believed to have the most positive impact on our global society.

THE CALVERT RESPONSIBLY INVESTED STRATEGIC GROWTH PORTFOLIO ("CRI STRATEGIC GROWTH")

CRI Strategic Growth seeks maximum long-term growth primarily through investment in equity securities of companies that have little or no debt, high relative strength and substantial management ownership. This Portfolio invests primarily in common stocks or securities convertible into common stocks. CRI Strategic Growth considers issuers of all sizes, industries, and geographic markets, and does not seek interest income or dividends. The Portfolio invests primarily in common stocks traded in the U.S. securities markets, including American Depository Receipts (ADRs). While this Portfolio does not presently invest in foreign securities, it may do so in the future.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ("DREYFUS SOCIALLY RESPONSIBLE GROWTH")

Dreyfus Socially Responsible Growth seeks to provide capital growth through equity investment in companies that, in the opinion of management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to this primary goal.

OTHER PORTFOLIO INFORMATION

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services, total expenses and charges can be found in the current Prospectus for each Fund. THE FUNDS' OR PORTFOLIOS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF NET PURCHASE PAYMENTS TO A PORTFOLIO.

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company as well as other insurance companies or to a person or plan, including a pension or retirement plan receiving favorable tax treatment under the Code, that qualifies to purchase shares of the Funds under Section 817(h) of the Code. Although we believe it is unlikely, a material conflict could arise among the interests of the Separate Account and one or more of the other participating separate accounts and other qualified persons or plans. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds if required by law, to resolve the matter.

                               CONTRACT FEATURES

The rights and benefits under the Contract are as described below and in the Contract. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

RIGHT TO CANCEL PERIOD

A Right to Cancel Period exists for 10 days after you receive the Contract (20 days for replacement) plus a 5 day grace period to allow for mail delivery. You may cancel the Contract during the Right to Cancel Period by returning the Contract to our Administrative Offices, 520 Columbia Drive, Johnson City, New York 13790, or to the agent from whom you purchased the Contract or mailing it to us at P.O. Box 1950, Binghamton, New York 13902. Upon cancellation, the Contract is treated as void from the Contract Date and when we receive the Contract, we will return the Accumulated Value of your Purchase Payment(s) invested in the Portfolios plus any loads, fees and/or Premium Taxes that may have been subtracted from such amount.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

If you wish to purchase a Contract, you should send your completed application and your initial Purchase Payment to the address indicated on your application, or to such other location as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of your completed application and initial Purchase Payment (rather than through the mail), you must do so at our Administrative Offices, 520 Columbia Drive, Johnson City, NY 13790. Your initial Purchase Payment for a Non-Qualified Contract must be equal to or greater than the $5,000 minimum investment requirement. The initial Purchase Payment for a Qualified Contract must be equal to or greater than $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction).

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within two Business Days after acceptance of the application and the initial Purchase Payment. Acceptance is subject to the application being received in good order, and the Company reserves the right to reject any application or initial Purchase Payment.

If the initial Purchase Payment cannot be credited because the application is incomplete, we will contact the applicant, explain the reason for the delay and will refund the initial Purchase Payment within five Business Days, unless the applicant instructs us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled.

Additional Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant is living. Any additional Purchase Payments must be for at least $500 for Non-Qualified Contracts, or $50 for Qualified Contracts. If additional Purchase Payments are received prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) they will be credited to the Accumulated Value at the close of business that same day. Additional Purchase Payments received after the close of the New York Stock Exchange are processed the next Business Day.

Total Purchase Payments may not exceed $1,000,000 without our prior approval.

The Company reserves the right to refuse to issue this Contract in cases involving an exchange for another Contract. In cases where a Contract Owner or former Contract Owner requests the Company to reverse a surrender or withdrawal transaction, whether full or partial, the Company reserves the right to refuse such requests or to grant such requests on the condition that the Contract's Accumulated Value be adjusted to reflect appropriate investment results, administrative costs, or loss of interest during the relevant period.

PURCHASING BY WIRE

For wiring instructions please contact our Administrative Offices at 1-800-250-1828.

ALLOCATION OF PURCHASE PAYMENTS

You specify in the Contract application how your Net Purchase Payments will be allocated. You may allocate each Net Purchase Payment to one or more of the Portfolios as long as such portions are whole number percentages provided that no Portfolio may contain a balance less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. You may choose not to allocate any monies to a particular Portfolio. You may change allocation instructions for future Net Purchase by sending us the appropriate Company form or by complying with other designated Company procedures.

Your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD.

CHARGES AND DEDUCTIONS

No sales load is deducted from Purchase Payments and up to 10% of the Accumulated Value as of the last Contract Anniversary (10% of the initial Net Purchase Payment during the first Contract Year) can be withdrawn once per year, or pursuant to a series of systematic withdrawals, without a surrender charge (the "Penalty Free Amount"). Additional withdrawals in excess of the Penalty Free Amount are subject to a surrender charge according to the following schedule on the portion of such withdrawal that consists of Net Purchase Payments:

                                                            SURRENDER
             CONTRACT YEAR                                   CHARGE
             -------------                                  ---------
               1..........................................      7%
               2..........................................      6%
               3..........................................      5%
               4..........................................      4%
               5..........................................      3%
               6..........................................      2%
               7..........................................      0%

The total surrender charges assessed will not exceed 8.5% of the Purchase Payments under the Contract. There will be no surrender charge assessed on the death of the Annuitant or after the sixth Contract Year.

MORTALITY AND EXPENSE RISK CHARGE

We impose a charge as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net asset value of the Separate Account. The annual mortality and expense risk charge is 1.25% of the net asset value of the Separate Account.

We guarantee that this annual charge will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on us. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus and will be used for any lawful purpose, including any shortfall on the costs of distributing the Contract.

The mortality risk borne by us under the Contract, where one of the life Annuity Payment Options is selected, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a Death Benefit in the event the Annuitant dies prior to the Annuity Date.

The expense risk borne by us under the Contract is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE CHARGE AND ANNUAL CONTRACT FEE

An administrative charge equal to .15% annually of the net asset value of the Separate Account is assessed daily along with the Annual Contract Fee of $30. The Annual Contract Fee is deducted proportionately from the Subaccounts. For any Contract with amounts allocated to the Subaccounts, the $30 fee is assessed per Contract, not per Portfolio chosen. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.

EXCHANGES

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio may contain a balance less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of 12 per Contract Year.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The contingent deferred sales load or other administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of sales and/or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, AEGON N.V., and certain of their affiliates, and the Calvert Group, Ltd., its wholly-owned affiliates and certain sales representatives for the Contract are permitted to purchase Contracts with substantial reduction of the contingent deferred sales load or other administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.

In no event will reduction or elimination of the contingent deferred sales loads or other fees or charges or waiver or modification of transaction or balance requirements be permitted where such reduction, elimination, waiver or modification will be unfairly discriminatory to any person. Additional information about reductions in charges is contained in the Statement of Additional Information.

TAXES

Under present laws, the Company will not incur New York state or local taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contract. (See "Federal

Tax Considerations," page 21.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contract, the Accumulated Value of the Contract would be correspondingly adjusted by any provision of charge for such taxes.

PORTFOLIO EXPENSES

The value of the assets in the Separate Account reflects the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this Prospectus and in the Funds' Prospectuses and Statements of Additional Information.

ACCUMULATED VALUE

At the commencement of the Contract, the Accumulated Value equals the initial Net Purchase Payment. Thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day increased by: (i) any additional Net Purchase Payments received by the Company and (ii) any increase in the Accumulated Value due to investment results of the selected Portfolio(s); and reduced by: (i) any decrease in the Accumulated Value due to investment results of the selected Portfolio(s), (ii) a daily charge to cover the mortality and expense risks assumed by the Company, (iii) any charge to cover the cost of administering the Contract, (iv) any partial withdrawals, and (v) any charges for any Exchanges made after the first twelve in any Contract Year.

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange Accumulated Value among the Portfolios of the Funds. Requests for Exchanges, received by mail or by telephone, prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are processed at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day. If you experience difficulty in making a telephone Exchange your Exchange request may be made by regular or express mail. It will be processed on the date received.

To take advantage of the privilege of initiating transactions by telephone, you must first elect the privilege by completing the appropriate section of the application or by completing a separate telephone authorization form at a later date. To take advantage of the privilege of authorizing a third party to initiate transactions by telephone, you must first complete a third party authorization form.

The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Prior to the acceptance of any request, the caller will be asked by a customer service representative for his or her Contract number and social security number. In addition, telephone communications from a third party authorized to transact in an account will undergo reasonable procedures to confirm that instructions are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the social security number of the Contract Owner. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a customer service representative will be verified with the Contract Owner through a written confirmation statement. Neither the Company, the Funds nor Calvert Group Ltd. shall be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

FULL AND PARTIAL WITHDRAWALS

At any time before the Annuity Date and while the Annuitant is living, you may make a partial or full withdrawal of the Contract to receive all or part of the Surrender Value by sending a written request to our Administrative Offices. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least

$500. The amount available for full or partial withdrawal is the Surrender Value at the end of the Valuation Period during which the written request for withdrawal is received. The Surrender Value is an amount equal to the Accumulated Value, less any applicable contingent deferred sales load (i.e., surrender charge), and any Premium Taxes incurred but not yet deducted. The withdrawal amount may be paid in a lump sum to you, or if elected, all or any part may be paid out under an Annuity Payment Option. (See "Annuity Payment Options," page 19.)

You can make a withdrawal by sending the appropriate Company form to our Administrative Offices. Your proceeds will normally be processed and mailed to you within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances. (See "Deferment of Payment," page 21.)

Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 21.)

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Net Purchase Payments made.

SYSTEMATIC WITHDRAWAL OPTION

You may choose to have a specified dollar amount provided to you on a regular basis from the portion of your Contract's Accumulated Value that is allocated to the Portfolios. By electing the Systematic Withdrawal Option, withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. The minimum amount for each withdrawal is $250.

This option may be elected by completing the Systematic Withdrawal Request Form. This form must be received by us at least 30 days prior to the date systematic withdrawals will begin. Each withdrawal will be processed on the day and at the frequency indicated on the Systematic Withdrawal Request Form. The start date for the systematic withdrawals must be between the first and twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

A surrender charge will apply when withdrawals in any of the first six Contract Years exceed 10% of that year's beginning Accumulated Value. (See "Charges and Deductions," page 14.) Like any other partial withdrawal, each Systematic Withdrawal is subject to taxes on earnings. If the Contract Owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of the Systematic Withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 21.) You may wish to consult a tax adviser regarding any tax consequences that might result prior to electing the Systematic Withdrawal Option.

We reserve the right to discontinue offering the Systematic Withdrawal Option upon 30 days written notice. We also reserve the right to charge a fee for such service.

DOLLAR COST AVERAGING OPTION

If you have at least $5,000 of Accumulated Value in the CRI Money Market, you may choose to have a specified dollar amount transferred from this Portfolio to other Portfolios in the Separate Account on a monthly basis. The main objective of Dollar Cost Averaging is to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the application or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount which may be transferred is equal to the Accumulated Value in the CRI Money Market when elected, divided by 12.

The transfer date will be the same calendar day each month as the Contract Date. The dollar amount will be allocated to the Portfolios in the proportions you specify on the appropriate Company form, or, if none are specified, in accordance with your original investment allocation. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending the appropriate Company form to our Administrative Offices which must be received at least seven days before the next transfer date.

IRS-REQUIRED DISTRIBUTIONS

Prior to the Annuity Date, if you or, if applicable, a Joint Owner dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the Owner's Designated Beneficiary (unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit) as described in this section so that the Contract qualifies as an annuity under the Code. If the death occurs on or after the Annuity Date, the remaining portions of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract will be distributed within five years after date of death or be paid under an Annuity Payment Option under which payments will begin within one year of the Contract Owner's death and will be made for the life of the Owner's Designated Beneficiary or for a period not extending beyond the life expectancy of that beneficiary. The Owner's Designated Beneficiary is the person to whom ownership of the Contract passes by reason of death.

If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

MINIMUM BALANCE REQUIREMENT

We will transfer the balance in any Portfolio that falls below $250, except in cases where Purchase Payments are made by monthly payroll deduction, due to a partial withdrawal or Exchange, to the remaining Portfolios held under that Contract on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, and if no Purchase Payment has been received within three years, we reserve the right to liquidate the account. You would be notified that the Accumulated Value of your account is below the Contract's minimum requirement and be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. We will not exercise this right with respect to Qualified Contracts.

DESIGNATION OF AN ANNUITANT'S BENEFICIARY

The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the application. Thereafter, while the Annuitant is living, the Contract Owner may change the Annuitant's Beneficiary by sending us the appropriate Company form. Such change will take effect on the date such form is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowledges such form. You may also make the designation of Annuitant's Beneficiary irrevocable by sending us the appropriate Company form and obtaining approval from the Company. Changes in the Annuitant's Beneficiary may then be made only with the consent of the designated irrevocable Annuitant's Beneficiary.

If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions:

  (a) If there is more than one Annuitant's Beneficiary, each will share in the Death Benefits equally;

  (b) If one or two or more Annuitant's Beneficiaries have already died, that share of the Death Benefit will be paid equally to the survivor(s);

  (c) If no Annuitant's Beneficiary is living, the proceeds will be paid to the Contract Owner;

  (d) Unless otherwise provided, if an Annuitant's Beneficiary dies at the same time as the Annuitant, the proceeds will be paid as though the Annuitant's Beneficiary had died first. Unless otherwise provided, if an Annuitant's Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Annuitant's Beneficiary had died first.

If an Annuitant's Beneficiary who is receiving Annuity Payments dies, any remaining payments certain will be paid to that Annuitant's Beneficiary's named beneficiary(ies) when due. If no Annuitant's Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate. If a Life Annuity with Period Certain option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid to the Annuitant's Beneficiary or your designated Payee.

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Annuitant's Beneficiary to make the payment. The Annuitant's Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

The Death Benefit is the greater of:

  (1) The Accumulated Value on the date we receive due Proof of Death; or

  (2) The Adjusted Death Benefit.

During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

ANNUITY DATE

You may specify an Annuity Date in the application, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Annuitant's Beneficiary prior to that date.

You may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approval, deferred to a date beyond the first day of the month after the Annuitant's 85th birthday. The Annuity Date may only be changed by written request during the Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and Annuity Payment Options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

LUMP SUM PAYMENT OPTION

You may surrender the Contract at any time while the Annuitant is living and before the Annuity Date. The Surrender Value is equal to the Accumulated Value, less any applicable deferred sales load (i.e., surrender charge) and any Premium Taxes incurred but not yet deducted.

ANNUITY PAYMENT OPTIONS

All Annuity Payment Options (except for the Designated Period Annuity Option) are offered as "Variable Annuity Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios you have chosen. All Annuity Payment Options are also offered as "Fixed Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. The following Annuity Payment Options are available under the
Contract:

Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

Life Annuity with Period Certain--Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

Installment or Unit Refund Life Annuity--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Annuity Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the first Annuity Payment.

Designated Period Annuity--Only available as a Fixed Annuity Option. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

Before the Annuity Date and while the Annuitant is living, you may change the Annuity Payment Option by written request. The request for change must be made at least 30 days prior to the Annuity Date and is subject to the approval of the Company. If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment will generally be greater.

All or part of the Accumulated Value may be placed under one or more Annuity Payment Options. If Annuity Payments are to be paid under more than one option, the Company must be told what part of the Accumulated Value is to be paid under each option.

If at the time of any Annuity Payment you have not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portions of such Annuity Payment and remit that amount to the federal government.

In the event that an Annuity Payment Option is not selected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be applied under a Variable Annuity Option based on the performance of that Portfolio. Subject to approval by the Company, you may select any other Annuity Payment Option then being offered by the Company. All Fixed Annuity Payments and the initial Variable Annuity Payment are guaranteed to be not less than as provided by the Annuity Tables and the Annuity Payment Option elected by the Contract Owner. The minimum payment, however, is $100. If the Accumulated Value is less than $2,000, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; or (2) any other than a natural person, except with the consent of the Company.

We may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. Only one Variable Annuity Option may be chosen from among those made available by the Company for each Portfolio. The Annuity Tables, which are contained in the Contract and are used to calculate the value of the initial Variable Annuity Payment, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

After the Annuity Date, you may change the Portfolio funding the Variable Annuity Payments on the appropriate Company form or by calling our Administrative Offices at 1-800-250-1828.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum Death Benefit due from the Separate Account will occur within seven days from the date the election becomes effective except that the Company may be permitted to defer such payment if:
(1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Contract Owners.

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment return on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, Annuitant or Annuitant's Beneficiary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws, the Treasury regulations or the current interpretations by the Internal Revenue Service. We reserve the right to make uniform changes in the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Contracts Owned by Non-Natural Persons" and "Diversification Standards," page 23.)

Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract," as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all Purchase Payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Ordinarily, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then Purchase Payments.

For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after tax contributions, the Contract Owner is entitled to exclude the portion of each withdrawal or annuity payment constituting a return of after tax contributions. Once all of your after tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to non-resident aliens at a 30% flat rate unless an exemption from withholding applies under an applicable tax treaty.

With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals (i) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, the death of the Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts; (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7); (iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from a qualified plan (note, however, other penalties may apply); (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract as defined in Section 72(u)(4); (vii) allocable to the investment in the Contract prior to August 14, 1982; or (viii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions as well as to certain contributions and other transactions under Qualified Contracts.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

DISTRIBUTION-AT-DEATH RULES

In order to be treated as an annuity contract, a Contract must generally provide the following two distribution rules: (a) if any Contract Owner dies on or after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if any Contract Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to the Owner's Designated Beneficiary, however, such interests may be annuitized over the life of that Owner's Designated Beneficiary or over a period not extending beyond the life expectancy of that Owner's Designated Beneficiary, so long as distributions commence within one year after the Contract Owner's death. If the Owner's Designated Beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral on tax on the accrued and future income thereunder) may be continued unchanged in the name of the spouse as Contract Owner. The term Owner's Designated Beneficiary means the natural person named by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of the Contract Owner's death (unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit).

If the Contract Owner is not an individual, the death of the "primary Annuitant" (as defined under the Code) is treated as the death of the Contract Owner. The primary Annuitant is the individual who is of primary importance in affecting the timing or the amount of payout under a Contract. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of joint Contract Owners, the distribution will be required at the death of the first of the Contract Owners.

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract to the Contract Owner at the time of such transfer. The investment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

CONTRACTS OWNED BY NON-NATURAL PERSONS

Where the Contract is held by a non-natural person (for example, a corporation), the Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity, as defined under Section 72(u)(4) of the Code.

ASSIGNMENTS

A transfer of ownership of a Contract, a collateral assignment or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax adviser with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined under Section 72(u)(4) of the Code. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

To comply with certain diversification regulations (the "Regulations") under Code Section 817(h), after a start up period, the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of the Separate Account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolios in which each such division invests. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or ruling are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contract, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Account.

We intend to comply with the Regulations to assure that the Contract continues to be treated as annuity contracts for federal income tax purposes.

403(B) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in this Prospectus.

Under 403(b) Contracts, the Contract Owner and the Annuitant must be the same person. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, or $10,000, and (b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made, over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

The loan interest rate is variable, is determined monthly, and is based on the Moody's Corporate Bond Yield Averages-Monthly Average Corporates (the "Average"), which is published by Moody's Investors Service, Inc. We will notify you of the initial loan interest rate at the time the loan is made. The initial interest rate may be increased or reduced by us during the life of the loan based on changes of the Average. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be reduced by 0.50% per annum or more, we must reduce the loan interest rate. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be increased by 0.50% per annum, we may increase the loan interest rate at our discretion. In no event will the loan interest rate be greater than the maximum allowed by the insurance regulations of the State of New York.

On the first Business Day of each calendar month, the Company will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless you instruct us to the contrary, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios. Unless instructed to the contrary by you, the loan amount will be withdrawn on a pro rata basis from the Portfolios to which Accumulated Value has been allocated. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan. However, the interest rate credited to the Collateral Fixed Account will never be less than the guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that the Company receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and in the same proportion as when the loan was initially made, unless you specify otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first Business Day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, the Company will bill you for any accrued interest. The Company will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Contract Owner dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If an Annuity Payment Option is elected while there is an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Accumulated Value.

The Company may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since the Company has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under Contracts issued by the Company.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2 or (d) has separated from service. Surrenders are also allowed if the Contract Owner can show "hardship," as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 21.)

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions (See "Taxation of Annuities in General," page 21.)

The Company believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. The Company further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

                              GENERAL INFORMATION

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds, or of another registered, open-end management investment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

New Portfolios may be established at the discretion of the Company. Any new Portfolio will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

VOTING RIGHTS

The Funds do not hold regular meetings of shareholders. The Directors of each Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Fund shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio of the Separate Account. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

Prior to the Annuity Date, a Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

LEGAL MATTERS

Jorden Burt Berenson & Johnson LLP of Washington, D.C. has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of New York law pertaining to the validity of the Contracts and the Company's right to issue such Contracts have been passed upon by Kimberly A. Scouller, Esquire, on behalf of the Company.

           TABLE OF CONTENTS FOR THE PROVIDIAN PRISM VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
THE CONTRACT..............................................................   2
  Computation of Variable Annuity Income Payments.........................   2
  Exchanges...............................................................   3
  Exceptions to Charges and to Transaction or Balance Requirements........   3
GENERAL MATTERS...........................................................   3
  Non-Participating.......................................................   3
  Misstatement of Age or Sex..............................................   3
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   4
  Money Market Subaccount Yields..........................................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   5
  Standardized Average Annual Total Return for Subaccounts................   5
ADDITIONAL PERFORMANCE MEASURES...........................................   6
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
   Annual Total Return....................................................   6
  Non-Standardized Total Return Year-to-Date..............................   6
  Non-Standardized One Year Return........................................   6
  Non-Standardized Hypothetical Total Return and Non-Standardized
   Hypothetical Average Annual Total Return...............................   7
  Individualized Computer Generated Illustrations.........................   8
PERFORMANCE COMPARISONS...................................................   8
SAFEKEEPING OF ACCOUNT ASSETS.............................................  10
THE COMPANY...............................................................  10
STATE REGULATION..........................................................  10
RECORDS AND REPORTS.......................................................  11
DISTRIBUTION OF THE CONTRACTS.............................................  11
LEGAL PROCEEDINGS.........................................................  11
OTHER INFORMATION.........................................................  11
FINANCIAL STATEMENTS......................................................  11
  Audited Financial Statements............................................  11

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C
                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE

                       PROVIDIAN PRISM VARIABLE ANNUITY

                                  Offered by
               First Providian Life and Health Insurance Company
                          (A New York Stock Company)
                            Administrative Offices
                              520 Columbia Drive
                         Johnson City, New York  13790
                                 ----------

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Providian Prism variable annuity contracts (the "Contracts" and each a "Contract", respectively) offered by First Providian Life and Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated July 31, 1997, by calling 1-800-250-1828 or by writing to our Administrative Offices, 520 Columbia Drive, Johnson City, New York 13790. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                July 31, 1997
TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----

THE CONTRACT .............................................................  2
 Computation of Annuity Income Payments ..................................  2
 Exchanges ...............................................................  3
 Exceptions to Charges and to Transaction or Balance Requirements.........  3
GENERAL MATTERS ..........................................................  3
 Non-Participating .......................................................  3
 Misstatement of Age or Sex ..............................................  3
 Assignment ..............................................................  4
 Annuity Data ............................................................  4
 Annual Statement ........................................................  4
 Incontestability ........................................................  4
 Ownership ...............................................................  4
PERFORMANCE INFORMATION ..................................................  4
 Money Market Subaccount Yields ..........................................  5
 30-Day Yield for Non-Money Market Subaccounts ...........................  5
 Standardized Average Annual Total Return for Subaccounts ................  5
ADDITIONAL PERFORMANCE MEASURES ..........................................  6
 Non-Standardized Actual Total Return and Non-Standardized Actual Average
  Annual Total Return ....................................................  6
 Non-Standardized Total Return Year-to-Date ..............................  6
 Non-Standardized One Year Return ........................................  6
 Non-Standardized Hypothetical Total Return and Non-Standardized
  Hypothetical Average Annual Total Return ...............................  7
 Individualized Computer Generated Illustrations .........................  8
PERFORMANCE COMPARISONS ..................................................  8
SAFEKEEPING OF ACCOUNT ASSETS ............................................ 10
THE COMPANY .............................................................. 10
STATE REGULATION ......................................................... 10
RECORDS AND REPORTS ...................................................... 11
DISTRIBUTION OF THE CONTRACT ............................................. 11
LEGAL PROCEEDINGS ........................................................ 11
OTHER INFORMATION ........................................................ 11
FINANCIAL STATEMENTS ..................................................... 11
   Audited Financial Statements........................................... 11

THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Annuity Income Payments

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time annuity income payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)     =     the Annuity Unit Value for the immediately preceding Business Day;

(b)     =     the Net Investment Factor for the day;

(c)     =     the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)     =     any increase or decrease in the value of the Subaccount due to investment results;

(b)     =     a daily charge for the mortality and expense risks assumed by the
              Company corresponding to an annual rate of 1.25%;

(c)     =     a daily charge for the cost of administering the contract
              corresponding to an annual charge of .15% of the value of the Subaccount, plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

Exchanges

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, the Company will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccount.

Exceptions to Charges and to Transaction or Balance Requirements

The Company may reduce any applicable sales loads and reduce administrative charges or other deductions from Purchase Payments in certain situations where the Company expects to realize significant economies of scale with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

The Company may also reduce any applicable sales loads and reduce administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, AEGON N.V., and certain of their affiliates and certain sales representatives for the Contract. The Company may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.


                                GENERAL MATTERS

Non-Participating

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, the Company will (1) in the case of underpayment, pay the full amount due with the next payment; (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives the appropriate Company form notifying the Company of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the appropriate Company form.

Annuity Data

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Statement

Once each Contract Year, the Company will send you an annual statement of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

Incontestability

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

Ownership

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Company form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time the Company may require proof that the Contract Owner is still living.


                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the CRI Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the CRI Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [((Base Period Return)+1)/365/7/] - 1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b +1)/6/ - 1]
                                     ---
                                     cd
  Where:
  [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount

  [b]  equals the expenses accrued for the period (net of reimbursement)

  [c]  equals the average daily number of Units outstanding during the period

  [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and 10 years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                               P(1 + T)/n/ = ERV


  Where:

  (1)     [P] equals a hypothetical initial Purchase Payment of $1,000

  (2)     [T] equals an average annual total return

  (3)     [n] equals the number of years

  (4)     [ERV] equals the ending redeemable value of a hypothetical $1,000
              Purchase Payment made at the beginning of the period (or fractional portion thereof)


ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Actual Total Return and the Non-Standardized Actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Actual Total Return and Non-Standardized Actual Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

NON-STANDARDIZED ONE YEAR RETURN

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentage reported by the Company.

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported.

The Non-Standardized Hypothetical Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Hypothetical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

The Company may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).


PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of First Providian Life and Health Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

 .  quality of underlying investments;
 .  average maturity of underlying investments;
 .  type of instruments in which the Portfolio is invested;
 . changes in interest rates and market value of underlying investments; . changes in Portfolio expenses; and . the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

 . DOW JONES INDUSTRIAL AVERAGE ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

 . STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

 . LIPPER ANALYTICAL SERVICES, INC., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

 . BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

 . SHEARSON LEHMAN GOVERNMENT/CORPORATE (TOTAL) INDEX, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

 . SHEARSON LEHMAN GOVERNMENT/CORPORATE (LONG-TERM) INDEX, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

 . SHEARSON LEHMAN GOVERNMENT INDEX, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

 . MORNINGSTAR, INC., an independent rating service that publishes the bi-weekly
     Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

 . MONEY, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

 . STANDARD & POOR'S UTILITY INDEX, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

 . DOW JONES UTILITY INDEX, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

 . THE CONSUMER PRICE INDEX, a measure for determining inflation.


Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.


                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The Assets are kept physically segregated and held separate and apart from the Company's General Account assets. The General Account contains all of the assets of the Company. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.


                                  THE COMPANY


All the stock of the Company is owned by Veterans Life Insurance Company, which is a subsidiary of Providian Life and Health Insurance Company, a Missouri insurance company ("PLH"). Providian Corporation owns a 4% interest in PLH and 61%, 15%, and 20% interests in PLH, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company, and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Providian Corporation. A 3% interest in Capital Liberty, L.P. is owned by Providian Corporation, which is the general partner, and 78% and 19% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

Providian Corporation is a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V.
Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V.


                               STATE REGULATION

The Company is a stock life insurance company organized under the laws of the State of New York, and is subject to regulation by the New York State Department of Insurance. An annual statement is filed with the New York Superintendent of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31st of the preceding calendar year. Periodically, the New York Superintendent of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                             RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company or by its Administrator. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.


                         DISTRIBUTION OF THE CONTRACTS

Providian Securities Corporation ("PSC"), the principal underwriter of the Contracts, is a wholly owned subsidiary of Providian Financial Services, Inc., which is a wholly owned subsidiary of Providian Corporation. PSC is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Contracts. Additional payments may be made for other services not directly related to the sale of the Contracts.


The Contracts are offered to the public through brokers licensed under the federal securities laws and New York State insurance laws that have entered into agreements with PSC. The offering of the Contracts is continuous and PSC does not anticipate discontinuing the offering of the Contracts. However, PSC does reserve the right to discontinue the offering of the Contracts.


                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.


                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


                             FINANCIAL STATEMENTS

The audited statutory-basis financial statements of the Company for the years ended December 31, 1996 and 1995, including the Report of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. No financial statements are included for the Separate Account because, as of the end of the most recent fiscal year, the Subaccounts of the Separate Account, which invest in the Portfolios offered by the Providian Prism Variable Annuity, had not commenced operations and consequently had no assets or liabilities with respect thereto.

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          (a)      Financial Statements.
          Part A.  None
          Part B. As of the date of the Prospectus and Statement of Additional Information, First Providian Life and Health Insurance Company Separate Account C had no assets or liabilities and therefore, no financial statements are presented with respect to the Separate Account.


          Part C.  None
          (b)      Exhibits.
          (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./2/
          (2)      Not Applicable.
          (3)      Distribution Agreement.
                   (a)    Form of Selling Agreement./2/
          (4)      (a)    Form of variable annuity contract./2/
          (5)      (a)    Form of Application./2/
          (6)      (a)    Amended and Restated Charter of First Providian/2/
                   (b)    By-Laws of First Providian as amended February 28,
                          1995./2/
          (7)      Not Applicable.

          (8)      (a)    Participation Agreement between First Providian Life
                          and Health Insurance Company and The Dreyfus Socially
                          Responsible Growth Fund, Inc. dated November 15,
                          1996./1/
                   (b)    Participation Agreement among Calvert Group, Ltd.;
                          Calvert Distributors, Inc.; Acacia Capital Corporation
                          and First Providian dated November 11, 1996./1/
          (9)      (a)    Opinion and Consent of Counsel./1/
                   (b)    Consent of Counsel./1/
          (10)     Consent of Independent Auditors./1/
          (11)     No Financial Statements are omitted from Item 23.
          (12)     Not Applicable.
          (13)     Not Applicable.
          (14)     Not Applicable.





-------------------------------------
/1/Filed herewith.

/2/Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94212.

Item 25.  Directors and Officers of the Depositor

Principal business address is 520 Columbia Drive, Johnson City, New York
13790.


Chairman of the Board & President                       David J. Miller
Senior Vice President                                   Martin Renninger
Senior Vice President                                   Carol E. Ballentine
Vice President                                          Brian Alford
Vice President                                          Nathan C. Anguiano
Vice President                                          Edward A. Biemer
Vice President                                          Thomas P. Bowie
Senior Vice President, Treasurer &
   Senior Financial Officer                             Dennis E. Brady
Vice President                                          Gregory J. Garvin
Vice President                                          Carolyn M. Johnson
Vice President/Underwriting                             William J. Kline
Vice President & Secretary                              Susan E. Martin
Vice President                                          Kevin P. McGlynn
Vice President                                          Thomas B. Nesspor
Vice President                                          G. Eric O'Brien
Vice President                                          Daniel H. Odum
Vice President and Actuary                              John C. Prestwood, Jr.
Vice President                                          Nancy B. Schuckert
Vice President                                          Joseph D. Strenk
Assistant Vice President                                Geralyn Barbato
Assistant Vice President &
   Qualified Actuary                                    Michael A. Cioffi
Assistant Vice President                                Mary Ellen Fahringer
Assistant Vice President                                Patricia A. Lukacs
Assistant Vice President and
   Consumer Services Officer                            Rosalie M. Smith
Assistant Controller                                    Paul J. Lukacs
Assistant Controller                                    Joseph C. Noone
Second Vice President                                   Cindy L. Chanley
Second Vice President                                   George E. Claiborne, Jr.
Second Vice President                                   Michele Coan
Second Vice President                                   Karen H. Fleming
Second Vice President                                   Michael F. Lane
Second Vice President                                   Robin Morgan
Second Vice President                                   Frank J. Rosa
Second Vice President/Investments                       Terri L. Allen
Second Vice President/Investments                       Kirk W. Buese
Second Vice President/Investments                       Joel L. Coleman
Second Vice President/Investments                       William S. Cook
Second Vice President/Investments                       Deborah A. Dias
Second Vice President/Investments                       Eric B. Goodman
Second Vice President/Investments                       James Grant
Second Vice President/Investments                       Frederick B. Howard

Second Vice President/Investments              Tim Kuussalo
Second Vice President/Investments              Mark E. Lamb
Second Vice President/Investments              James D. MacKinnon
Second Vice President/Investments              Jeffrey T. McGlaun
Second Vice President/Investments              Douglas H. Owen, Jr.
Second Vice President/Investments              Jon L. Skaggs
Second Vice President/Investments              Robert A. Smedley
Second Vice President/Investments              Bradley L. Stofferahn
Second Vice President/Investments              Randall K. Waddell
Second Vice President and Assistant
   Secretary                                   Edward P. Reiter
Assistant Secretary                            L. Jude Clark
Assistant Secretary                            Colleen S. Lyons
Assistant Secretary                            Mary Ann Malinyak
Assistant Secretary                            John F. Reesor
Assistant Secretary                            Kimberly A. Scouller
Assistant Secretary                            R. Michael Slaven
Product Compliance Officer                     James T. Bradley


DIRECTORS:


Dennis E. Brady                                David J. Miller
I. Donald Britton                              Thomas B. Nesspor
Patricia A. Collins                            Brian H. Perry
Jeffrey H. Goldberger                          Martin Renninger
Susan E. Martin                                Rosalie M. Smith
Kevin McGlynn                                  John C. Prestwood, Jr.


Item 26. Persons controlled by or Under Common Control with the Depositor or Registrant.

      The Depositor, First Providian Life and Health Insurance Company ("First Providian"), is directly and indirectly wholly owned by Providian Corporation, which is indirectly wholly owned by AEGON N.V. The Registrant is a segregated asset account of First Providian.

      The following chart indicates the persons controlled by or under common control with First Providian:

                                          Jurisdication of          Percent of Voting
Name                                      Incorporation             Securities Owned               Business
----                                      ----------------          -----------------              --------
AEGON USA, Inc.                           Iowa                      100% AEGON U.S.                Holding company
                                                                    Holding Corporation

AUSA Holding Company                      Maryland                  100% AEGON USA, Inc.           Holding company

Monumental General Insurance              Maryland                  100% AUSA Holding Co.          Holding company
Group, Inc.

Monumental General Administrators,        Maryland                  100% Monumental General        Provides management srvcs.
Inc.                                                                Insurance Group, Inc.          to unaffiliated third party
                                                                                                   administrator

Executive Management and Consultant       Maryland                  100% Monumental General        Provides actuarial consulting
Services, Inc.                                                      Administrators, Inc.           services

Monumental General Mass Marketing, Inc.   Maryland                  100% Monumental General        Marketing arm for sale of
                                                                    Insurance Group, Inc.          mass marketed insurance
                                                                                                   coverages

Diversified Investment Advisors, Inc.     Delaware                  100% AUSA Holding Co.          Registered investment advisor

Diversified Investors Securities Corp.    Delaware                  100% Diversified Investment    Broker-Dealer
                                                                    Advsiors, Inc.

AEGON USA Securities, Inc.                Iowa                      100% AUSA Holding Co.          Broker-Dealer

American Forum For Fiscal Fitness, Inc.   Iowa                      100% AUSA Holding Co.          Marketing

Supplemental Ins. Division, Inc.          Tennessee                 100% AUSA Holding Co.          Insurance

Creditor Resources, Inc.                  Michigan                  100% AUSA Holding Co.          Credit insurance

CRC Creditor Resources                    Canada                    100% Creditor Resources, Inc.  Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment Management, Inc.     Iowa                      100% AUSA Holding Co.          Investment advisor

AEGON USA Realty Advisors, Inc.           Iowa                      100% AUSA Holding Co.          Provides real estate
                                                                                                   administrative and real
                                                                                                   estate investment services

Quantra Corporation                       Delaware                  100% AEGON USA Realty          Real estate and financial
                                                                    Advisors, Inc.                 software production and sales

Quantra Software Corporation              Delaware                  100% Quantra Corporation       Manufacture and sell mortgage
                                                                                                   loan and security management
                                                                                                   software

Landauer Realty Advisors, Inc.            Iowa                      100% AEGON USA Realty          Real estate counseling
                                                                    Advisors, Inc.

Landauer Associates, Inc.                 Delaware                  100% AEGON USA Realty          Real estate counseling
                                                                    Advisors, Inc.

Realty Information Systems, Inc.          Iowa                      100% AEGON USA Realty          Information Systems for
                                                                    Advisors, Inc.                 real estate investment
                                                                                                   management

AEGON USA Realty Management, Inc.         Iowa                      100% AEGON USA                 Real estate management
                                                                    Realty Advisors, Inc.

USP Real Estate Investment Trust          Iowa                      21.89% First AUSA Life         Real estate investment trust
                                                                    Ins. Co.
                                                                    13.11% PFL Life Ins. Co.
                                                                    4.86% Bankers United Life
                                                                    Assurance Co.

Cedar Income Fund, Ltd.                   Iowa                      16.73% PFL Life Ins. Co.       Real estate investment trust
                                                                    3.77% Bankers United Life
                                                                          Assurance Company
                                                                    3.38% Life Investors Co.
                                                                          of America
                                                                    1.97% AEGON USA Realty
                                                                          Advisors, Inc.
                                                                    .18% First AUSA Life Ins. Co.

AUSA Financial Markets, Inc.              Iowa                      100% AUSA Holding Co.          Marketing

Universal Benefits Corporation            Iowa                      100% AUSA Holding Co.          Third party administrator

Investors Warranty of America, Inc.       Iowa                      100% AUSA Holding Co.          Provider of automobile
                                                                                                   extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.          Iowa                      100% AUSA Holding Co.          Trust company

Money Services, Inc.                      Delaware                  100% AUSA Holding Co.          Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

Zahorik Company, Inc.                     California                100% AUSA Holding Co.          Broker-Dealer

ZCI, Inc.                                 Alabama                   100% Zahorik Company, Inc.     Insurance agency

AUSA Institutional Marketing Group, Inc.  Minnesota                 100% AUSA Holding Co.          Insurance agency

AEGON Asset Management Services, Inc.     Delaware                  100% AUSA Holding Co.          Registered investment advisor

Intersecurities, Inc.                     Delaware                  100% AUSA Holding Co.          Broker-Dealer

ISI Insurance Agency, Inc.                California                100% Intersecurities, Inc.     Insurance agency

                                         Jurisdication of         Percent of Voting
Name                                     Incorporation            Securities Owned                 Business
----                                     ----------------         -----------------                --------
ISI Insurance Agency                     Ohio                     100% ISI Insurance Agency, Inc.  Insurance agency
of Ohio, Inc.

ISI Insurance Agency                     Texas                    100% ISI Insurance Agency, Inc.  Insurance agency
of Texas, Inc.

ISI Insurance Agency                     Massachusetts            100% ISI Insurance Agency, Inc.  Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial             Michigan                 100% Intersecurities, Inc.       Holding co./management
Group, Inc. - Holding company                                                                      services

Mariner Financial Services, Inc.         Michigan                 100% Associated Mariner          Broker/Dealer
                                                                  Financial Group, Inc.

Mariner Planning Corporation             Michigan                 100% Mariner Financial           Financial planning
                                                                  Services, Inc.

Associated Mariner Agency, Inc.          Michigan                 100% Associated Mariner          Insurance agency
                                                                  Financial Group, Inc.

Mariner Agency of Hawaii, Inc.           Hawaii                   100% Associated Mariner          Insurance agency
                                                                  Agency, Inc.

Associated Mariner Ins. Agency           Massachusetts            100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                                            Agency, Inc.

Associated Mariner Agency                Ohio                     100% Associated Mariner          Insurance agency
Ohio, Inc.                                                        Agency, Inc.

Associated Mariner Agency                Texas                    100% Associated Mariner          Insurance agency
Texas, Inc.                                                       Agency, Inc.

Associated Mariner Agency                New Mexico               100% Associated Mariner          Insurance agency
New Mexico, Inc.                                                  Agency, Inc.

Mariner Mortgage Corp.                   Michigan                 100% Associated Mariner          Mortgage origination
                                                                  Financial Group, Inc.

Idex Investor Services, Inc.             Florida                  100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.                    Delaware                 50% AUSA Holding Co.             Investment advisor
                                                                  50% Janus Capital Corp.

IDEX II Series Fund                      Massachusetts            Various                          Mutual fund

IDEX Fund                                Massachusetts            Various                          Mutual fund

IDEX Fund 3                              Massachusetts            Various                          Mutual fund

First AUSA Life Insurance Co.            Maryland                 100% AEGON USA, Inc.             Insurance holding company

AUSA Life Insurance Co. Inc.             New York                 100% First AUSA Life             Insurance
                                                                  Insurance Company

Life Investors Insurance                 Iowa                     100% First AUSA Life Ins. Co.    Insurance
Company of America

Bankers United Life                      Iowa                     100% Life Investors Ins.         Insurance
Assurance Company                                                 Company of America

PFL Life Insurance Company               Iowa                     100% First AUSA Life Ins. Co.    Insurance

Southwest Equity Life Ins. Co.           Arizona                  100% of Common Voting Stock      Insurance
                                                                  First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.         Arizona                  100% of Common Voting Stock      Insurance
                                                                  First AUSA Life Ins. Co.

Western Reserve Life Assurance Co.       Ohio                     100% First AUSA Life Ins. Co.    Insurance
of Ohio

WRL Series Fund, Inc.                    Maryland                 Various                          Mutual fund

WRL Investment Services, Inc.            Florida                  100% Western Reserve Life        Provides administration for
                                                                  Assurance Co. of Ohio            affiliated mutual fund

WRL Investment Management, Inc.          Florida                  100% Western Reserve Life        Registered investment advisor
                                                                  Assurance Co. of Ohio

Monumental Life Insurance Co.            Maryland                 100% First AUSA Life Ins. Co.    Insurance

Monumental General Casualty Co.          Maryland                 100% Monumental Life Ins. Co.    Insurance

United Financial Services, Inc.          Maryland                 100% Monumental Life Ins. Co.    General agency

Bankers Financial Life Ins. Co.          Arizona                  100% Monumental Life             Insurance
                                                                  Insurance Company

The Whitestone Corporation               Maryland                 100% Monumental Life Ins. Co.    Insurance agency


Cadet Holding Corp.                      Iowa                     100% First AUSA Life             Holding company
                                                                  Insurance Company

Providian Corporation                    Delaware                 100% AEGON International N.V.    Holding company

Providian Series Trust                   Massachusetts            Various                          Mutual fund

Providian Agency Group, Inc.             Kentucky                 100% Providian Corp.             Provider of services to ins. cos.

Benefit Plans, Inc.                      Delaware                 100% Providian Corp.             TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                       Virginia                 100% Benefit Plans, Inc.         General agent


                                         Jurisdication of         Percent of Voting
Name                                     Incorporation            Securities Owned                 Business
----                                     ----------------         -----------------                --------
Providian Assignment Corp.               Kentucky                 100% Providian Corp.             Administrator of structured
                                                                                                   settlements

Providian Financial Services,            Pennsylvania             100% Providian Corp.             Financial services
Inc.


Providian Securities Corporation         Pennsylvania             100% Providian Financial         Broker-Dealer
                                                                  Services, Inc.

Wannalancit Corp.                        Massachusetts            100% Providian Corp.             Real estate holding company

Providian Investment                     Delaware                 100% Providian Corp.             Registered investment advisor
Advisors, Inc.

Providian Capital                        Delaware                 100% Providian Corp.             Provider of investment,
Management, Inc.                                                                                   marketing and admin. services
                                                                                                   to ins. cos.

Providian Capital Management             Delaware                 100% Providian Capital           Real estate and mortgage
Real Estate Services, Inc.                                        Management, Inc.                 holding company

Capital Real Estate                      Delaware                 100% Providian Corp.             Furniture and equipment lessor
Development Corporation

Capital General Development              Delaware                 100% Providian Corp.             Holding company
Corporation

Commonwealth Life                        Kentucky                 100% Capital General             Insurance company
Insurance Company                                                 Development Corporation

Agency Holding I, Inc.                   Delaware                 100% Commonwealth Life           Investment subsidiary
                                                                  Insurance Company

Agency Investments I, Inc.               Delaware                 100% Agency Holding I, Inc.      Investment subsidiary

Commonwealth Agency, Inc.                Kentucky                 100% Commonwealth Life           Special purpose subsidiary
                                                                  Insurance Company

Camden Asset Management L.P.             California               51% Commonwealth Life            Investment entity
                                                                  Insurance Company

Peoples Security Life                    North Carolina           100% Capital General             Insurance company
Insurance Company                                                 Development Corporation

Ammest Realty Corporation                Texas                    100% Peoples Security Life       Special purpose subsidiary
                                                                  Insurance Company

Agency Holding II, Inc.                  Delaware                 100% Peoples Security Life       Investment subsidiary
                                                                  Insurance Company

Agency Investments II, Inc.              Delaware                 100% Agency Holding II, Inc.     Investment subsidiary

Agency Holding III, Inc.                 Delaware                 100% Peoples Security Life       Investment subsidiary
                                                                  Insurance Company

Agency Investments III, Inc.             Delaware                 100% Agency Holding III, Inc.    Investment subsidiary

JMH Operating Company, Inc.              Mississippi              100% Peoples Security Life       Real estate holdings
                                                                  Insurance Company

Capital Security Life Ins. Co.           North Carolina           100% Capital General             Insurance company
                                                                  Development Corporation

Independence Automobile                  Florida                  100% Capital Security            Automobile Club
Association, Inc.                                                 Life Insurance Company

Independence Automobile                  Georgia                  100% Capital Security            Automobile Club
Club, Inc.                                                        Life Insurance Company

Capital 200 Block Corporation            Delaware                 100% Providian Corp.             Real estate holdings

Capital Broadway Corporation             Kentucky                 100% Providian Corp.             Real estate holdings

Southlife, Inc.                          Tennessee                100% Providian Corp.             Investment subsidiary

Providian Insurance Agency, Inc.         Pennsylvania             100% Providian Corp.             Provider of management
                                                                                                   support services

National Home Life Corporation           Pennsylvania             100% Providian Insurance         Special-purpose subsidiary
                                                                  Agency, Inc.

Compass Rose Development                 Pennsylvania             100% Providian Insurance         Special-purpose subsidiary
Corporation                                                       Agency, Inc.

Association Consultants, Inc.            Illinois                 100% Providian Insurance         TPA license-holder
                                                                  Agency, Inc.

Valley Forge Associates, Inc.            Pennsylvania             100% Providian Insurance         Furniture & equipment lessor
                                                                  Agency, Inc.

Veterans Benefits Plans, Inc.            Pennsylvania             100% Providian Insurance         Administator of group
                                                                  Agency, Inc.                     insurance programs

Veterans Insurance Services, Inc.        Delaware                 100% Providian Insurance         Special-purpose subsidiary
                                                                  Agency, Inc.

                                     Jurisdication of               Percent of Voting
Name                                 Incorporation                  Securities Owned                    Business
----                                 ----------------               -----------------                   --------
Financial Planning Services, Inc.    Dist. Columbia                 100% Providian Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.

Providian Auto and Home              Missouri                       100% Providian Corp.                Insurance company
Insurance Company

Academy Insurance Group, Inc.        Delaware                       100% Providian Auto and             Holding company
                                                                    Home Insurance Company

Academy Life Insurance Co.           Missouri                       100% Academy Insurance              Insurance company
                                                                    Group, Inc.

Pension Life Insurance               New Jersey                     100% Academy Insurance              Insurance company
Company of America                                                  Group, Inc.

Academy Services, Inc.               Delaware                       100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.        Kansas                         100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.        California                     100% Academy Insurance              General agent
                                                                    Group, Inc.

Ammest Massachusetts                 Massachusetts                  100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                  Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

AMPAC, Inc.                          Texas                          100% Academy Insurance              Managing general agent
                                                                    Group, Inc.

AMPAC Insurance Agency, Inc.         Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Data/Mark Services, Inc.             Delaware                       100% Academy Insurance               Provider of mgmt. services
                                                                    Group, Inc.

Force Financial Group, Inc.          Delaware                       100% Academy Insurance               Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.       Massachusetts                  100% Force Fin. Group, Inc.          Special-purpose subsidiary

Military Associates, Inc.            Pennsylvania                   100% Academy Insurance               Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.                Georgia                        100% Academy Insurance               Automobile club
                                                                    Group, Inc.

NCOAA Management Company             Texas                          100% Academy Insurance               Special-purpose subsidiary
                                                                    Group, Inc.

Unicom Administrative                Pennsylvania                   100% Academy Insurance               Provider of admin. services
Services, Inc.                                                      Group, Inc.

Unicom Administrative                Germany                        100%Unicom Administrative            Provider of admin. servcies
Services, GmbH                                                      Services, Inc.

Providian Property and Casualty      Kentucky                       100% Providian Auto and              Insurance company
Insurance Company                                                   Home Insurance Company

Providian Fire Insurance Co.         Kentucky                       100% Providian Property              Insurance company
                                                                    and Casualty Insurance Co.

Capital Liberty, L.P.                Delaware                       78% Commonwealth Life                Holding Company
                                                                    Insurance Company
                                                                    19% Peoples Security Life
                                                                    Insurance Company
                                                                    3% Providian Corp.

Providian LLC                        Turks &                        100% Providian Corp.                 Special-purpose subsidiary
                                     Caicos Islands

Providian Life and Health            Missouri                       4% Providian Corp.                   Insurance company
Insurance Company                                                   15% Peoples Security Life
                                                                    Insurance Company
                                                                    20% Capital Liberty, L.P.
                                                                    61% Commonwealth Life
                                                                    Insurance Company

Veterans Life Insurance Co.          Illinois                       100% Providian Life and              Insurance company
                                                                    Health Insurance Company

Providian Services, Inc.             Pennsylvania                   100% Veterans Life Ins. Co.          Special-purpose subsidiary

First Providian Life and             New York                       100% Veterans Life Ins. Co.          Insurance Company
Health Insurance Company

Item 27.  Number of Contract Owners

          As of June 30, 1997, there were two Contract Owners.

Item 28.  Indemnification.

      Item 28 is incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94212.

Item 29.  Principal Underwriters

      (a) Providian Securities Corporation, which serves as the principal underwriter for the variable annuity contracts funded by Separate Account C, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I, Separate Account II and Separate Account V of Providian Life and Health Insurance Company (formerly National Home Life Assurance Company).

      (b)   Directors and Officers

                                     Positions and Officers
            Name                         with Underwriter
            ----                         ----------------

            Lorri E. Mehaffy         President and Director
            Harvey E. Willis         Vice President and Secretary
            Kimberly A. Scouller     Vice President and Chief Compliance
                                     Officer

            Michael F. Lane          Vice President
            Debra C. Cubero          Vice President
            Gregory J. Garvin        Vice President
            Larry N. Norman          Vice President and Director
            Anne M. Spaes            Vice President

            Sarah J. Strange         Vice President
            Michael G. Ayers         Controller and Treasurer
            Robert. L. Walker        Director

Item 30.  Location of Accounts and Records

      The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of First Providian Life and Health Insurance Company at its administrative offices at 520 Columbia Drive, Johnson City, New York 13790.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 31.  Undertakings

      (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to sent for a Statement of Additional Information;

      (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) First Providian Life and Health Insurance Company represents that the fees and charges deducted under the contract described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by First Providian Life and Health Insurance Company.

                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor, have caused this amended Registration Statement to be signed on its behalf in the County of Jefferson Commonwealth of Kentucky on the 25th day of July, 1997.

                        FIRST PROVIDIAN LIFE AND HEALTH INSURANCE

                        COMPANY SEPARATE ACCOUNT C (REGISTRANT)

                        By:  First Providian Life and Health Insurance Company


                        By:   David J. Miller*
                              ------------------------------------------------
                              David J. Miller
                              Chairman of the Board and President



                        FIRST PROVIDIAN LIFE AND HEALTH INSURANCE
                        COMPANY (DEPOSITOR)

                        By:   David J. Miller*
                              ------------------------------------------------
                              David J. Miller
                              Chairman of the Board and President

                                /s/ R. Michael Slaven
                        *By:  ------------------------------------------------
                                    R. Michael Slaven
                                    Attorney-in-Fact

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.



SIGNATURE                                TITLE                      DATE
---------                                -----                      ----

 David J. Miller*            Director, Chairman of the Board   July 25, 1997
---------------------------  and President
David J. Miller

 Dennis E. Brady*            Director, Senior Vice President,  July 25, 1997
---------------------------  Treasurer and Senior Financial
Dennis E. Brady              Officer
                             (Chief Accounting Officer)

 Susan E. Martin*            Director, Vice President and      July 25, 1997
---------------------------  Secretary
Susan E. Martin

 I. Donald Britton*          Director                          July 25, 1997
---------------------------
I. Donald Britton

 Patricia A. Collins*        Director                          July 25, 1997
---------------------------
Patricia A. Collins

 Jeffrey H. Goldberger*      Director                          July 25, 1997
---------------------------
Jeffrey H. Goldberger

 Brian H. Perry*             Director                          July 25, 1997
---------------------------
Brian H. Perry

 Martin Renninger*           Director and Senior Vice          July 25, 1997
---------------------------  President
Martin Renninger

 Rosalie M. Smith*           Director, Vice President and      July 25, 1997
---------------------------  Consumer Services Officer
Rosalie M. Smith

 Thomas B. Nesspor*          Director and Vice President       July 25, 1997
---------------------------
Thomas B. Nesspor

 Kevin P. McGlynn*           Director and Vice President       July 25, 1997
---------------------------
Kevin P. McGlynn

 John C. Prestwood Jr.*      Director, Vice President          July 25, 1997
---------------------------  and Actuary
John C. Prestwood Jr.

* By:  /s/ R. Michael Slaven
       ----------------------------
           R. Michael Slaven
           Attorney-in-Fact

                              SEPARATE ACCOUNT C
                       PROVIDIAN PRISM VARIABLE ANNUITY

                               INDEX TO EXHIBITS


     EXHIBIT 8(a) Participation Agreement between First Providian Life and Health Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. dated November 15, 1996.

     EXHIBIT 8(b) Participation Agreement among Calvert Group, Ltd.; Calvert Distributors, Inc.; Acacia Capital Corporation and First Providian Life and Health Insurance Company dated November 11, 1996

     EXHIBIT 9(a)      OPINION AND CONSENT OF COUNSEL

     EXHIBIT 9(b)      CONSENT OF COUNSEL

     EXHIBIT 10        CONSENT OF INDEPENDENT AUDITORS